REVENUE (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenues	$ 1,768,374	$ 122,808	$ 33,030
Lease and service [Member]
IfrsStatementLineItems [Line Items]
Revenues	222,406
Sale of products [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 1,545,968	$ 122,808	$ 33,030